Diane N. Ledger, CLU
[LOGO OF PACIFIC LIFE]	Vice President
Variable Regulatory Compliance Law Department (949) 219-3743 Telephone (949) 219-6952 Facsimile dledger@pacificlife.com

July 3, 2003

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Separate Account A File Number 811-08946 of Pacific Life Insurance Company
Pacific Odyssey individual flexible premium deferred variable annuity contract
File No. 333-53040

Dear Sir or Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933 (“1933 Act”), as amended, we hereby certify on behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, that the form of supplement for Pacific Odyssey individual flexible premium deferred variable annuity contract (File No. 333-53040) that would have been filed under Rule 497 (c) does not differ from that contained in the Separate Account’s Post Effective Amendment No. 6 on form N-4/B which was filed electronically with the Commission on June 30, 2003.

Very truly yours,

Diane N. Ledger